Operating Leases - Summary of Minimum Contractual Future Revenues (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
2016	$ 166,669
2017	167,148
2018	124,753
2019	80,004
2020	80,745
2021 and thereafter	209,634
Total	$ 828,953